LONG TERM LOAN (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the three month ended March 31, 2024 are as follows:

	March 31, 2024	December 31, 2023
Balance, opening	$85,107	$135,971
Repayments	(11,621)	(43,350)
Interest expense, accrued	613	3,333
Translation difference	244	(8,847)
Balance, ending	74,343	85,107
Less:
Long term loan – current portion	47,509	46,680
Long term loan	$26,834	$38,427

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next three years and in the aggregate are:
Year ended	Amount
December 31, 2024	$35,493
December 31, 2025	38,850
$74,343